Unusual or Infrequent Items Impacting Quarterly Results	12 Months Ended
Sep. 30, 2015
Extraordinary and Unusual Items [Abstract]
Unusual or Infrequent Items Impacting Quarterly Results

17.	Unusual or Infrequent Items Impacting Quarterly Results.

On June 3, 2013 the Company prepaid the $7,281,000 remaining principal balance on a 6.12% mortgage under an early prepayment provision the note allowed after 7.5 years. The prepayment penalty of $382,000 is included in interest expense. The remaining deferred loan costs of $175,000 were also included in interest expense. On July 31, 2013 the Company prepaid the $279,000 remaining principal balance on a 7.97% mortgage. The cost of the prepayment included a penalty of $7,000.

In July 2013 the Company sold 15.18 acres of land at Patriot Business Park for a sales price of $4,775,000 resulting in a gain of $341,000 before income taxes. The book value of the property was $3,603,000.

In August 2013 the Company sold 5.38 acres of land at Hollander 95 Business Park and recorded a gain before income taxes of $514,000. The book value of the property was $595,000. In August 2013 the Company sold phase 1 of the Windlass Run Residential property and recorded a gain of $4,928,000 before income taxes. The book value of the property was $2,971,000. The Company also sold 284 acres of Gulf Hammock mining property in August 2013 and recorded a gain of $433,000 before income taxes. The book value of the property was $296,000.